Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Feb. 12, 2018	Jan. 12, 2018	May 10, 2018	Feb. 28, 2017	Mar. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Jan. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Shares repurchased and retired (in shares)					757,526	3,015,999	808,293		808,293	13,940,782
Common stock shares repurchased price per share					$ 31.67	$ 31.82	$ 24.48		$ 24.48	$ 24.76
Aggregate amount of common stock shares repurchased						$ 95,984	$ 219,784		$ 219,784	$ 345,200	$ 226,917
Quarterly dividend declared, date	Feb. 12, 2018
Dividends declared per common share, percentage	25.00%
Planned annual dividend	$ 0.30			$ 0.24		$ 0.30
Quarterly dividend declared	$ 0.075			$ 0.06
Dividend payment date	Mar. 21, 2018
Dividends payable, date of record	Mar. 09, 2018
Share Repurchase Open Market
Subsequent Event [Line Items]
Aggregate amount of common stock shares repurchased					$ 23,993	$ 95,984	$ 19,784		$ 19,784	$ 345,200
Share Repurchase Open Market | Subsequent Event
Subsequent Event [Line Items]
Aggregate amount of common stock shares repurchased			$ 15,827
Number of common shares repurchased			505,520
Weighted average price of share			$ 31.31
Accelerated Share Repurchase Agreement
Subsequent Event [Line Items]
Shares repurchased and retired (in shares)		163,975						7,092,928
Common stock shares repurchased price per share		$ 28.20
Aggregate amount of common stock shares repurchased								$ 200,000